Summary of Status of Restricted Stock Units and Changes (Detail) - Restricted Stock Units - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Nonvested Stock Units
Nonvested at beginning period	2,125	2,160	3,921
Restricted stock units granted	1,446	2,000	1,923
Restricted stock units vested	(1,726)	(2,003)	(3,640)
Restricted stock units forfeited	(78)	(32)	(44)
Nonvested at ending period	1,767	2,125	2,160
Weighted Average Grant Date Fair Value
Nonvested at beginning period	$ 6.65	$ 4.90	$ 2.90
Restricted stock units granted	12.67	6.83	5.13
Restricted stock units vested	6.46	4.96	2.96
Restricted stock units forfeited	6.57	5.85	4.92
Nonvested at ending period	$ 11.65	$ 6.65	$ 4.90
Weighted Average Remaining Recognition Period (Years)
Nonvested at ending period	5 months 19 days	8 months 23 days	3 months 22 days